Supplement Dated December 4, 2007
to the Prospectus of each Fund listed below:

                     BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
                      BlackRock Florida Municipal Bond Fund
                      BlackRock New Jersey Municipal Bond Fund
                      BlackRock Pennsylvania Municipal Bond Fund
                          BLACKROCK FOCUS VALUE FUND, INC.
                          BLACKROCK NATURAL RESOURCES TRUST
                          BLACKROCK EQUITY DIVIDEND FUND

	Until February 1, 2008, the Prospectus of each fund listed above is supplemented as follows:

Until February 1, 2008, holders of Investor B and Investor B1 shares, as applicable, are eligible for the reinstatement privilege described in the last paragraph of the section entitled "Your Account - Pricing of
Shares - Investor A Shares - Initial Sales Charge Option".

Effective February 1, 2008, holders of Investor B and Investor B1 shares, as applicable, will not be eligible for the reinstatement privilege.


Code# REVB-PRO-1207